Disclosure of detailed information about fair value of convertible debentures (Details) - $ / shares		6 Months Ended	12 Months Ended
	Sep. 02, 2022	Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Interest rate		10.00%	10.00%
2020 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.67	$ 1.71	$ 0.72
Conversion price	$ 8.90		$ 8.90
Term, in years	3 months	2 years 6 months 3 days	2 months 19 days
Interest rate	10.00%	7.00%	10.00%
Expected volatility	90.00%	100.00%	90.00%
Risk-free interest rate	4.01%	4.60%	2.85%
Expected dividend yield	0.00%	0.00%	0.00%
2020 series convertible debentures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Conversion price		$ 8.9
2020 series convertible debentures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Conversion price		1.10
EB CD [member]
IfrsStatementLineItems [Line Items]
Share price		1.71	$ 0.72
Conversion price		$ 10.25	$ 10.25
Term, in years		11 months 26 days	1 year 5 months 23 days
Expected volatility		120.00%	90.00%
Risk-free interest rate		4.96%	3.45%
Expected dividend yield		0.00%	0.00%
Warrant exercise price		$ 15.00	$ 15.00